Schedule of investments
Optimum Large Cap Growth Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.43%♣
Communication Services — 15.17%
Alphabet Class A	380,170	$ 66,997,359
Alphabet Class C	319,657	56,703,955
Meta Platforms Class A	127,989	94,467,401
Netflix †	59,463	79,628,687
Trade Desk Class A †	100,019	7,200,368
		304,997,770
Consumer Discretionary — 13.17%
Amazon.com †	584,142	128,154,914
Booking Holdings	3,910	22,635,929
Carnival †	272,811	7,671,445
Carvana †	6,876	2,316,937
Chipotle Mexican Grill †	357,232	20,058,577
Coupang †	17,343	519,596
Duolingo †	6,768	2,775,015
Expedia Group	5,763	972,103
Ferrari	6,061	2,974,375
Grand Canyon Education †	41,965	7,931,385
Lululemon Athletica †	24,129	5,732,568
Magic Leap Class A =, †	2,058	3,633
O'Reilly Automotive †	9,281	836,497
Royal Caribbean Cruises	6,917	2,165,989
Tesla †	158,626	50,389,135
Wingstop	28,845	9,713,265
		264,851,363
Consumer Staples — 2.43%
Costco Wholesale	42,178	41,753,689
Sprouts Farmers Market †	43,196	7,111,790
		48,865,479
Energy — 0.40%
EOG Resources	47,737	5,709,823
Schlumberger	56,762	1,918,556
Targa Resources	2,331	405,780
		8,034,159
Financials — 7.13%
Arthur J Gallagher & Co.	8,899	2,848,748
Interactive Brokers Group Class A	136,256	7,549,945
Mastercard Class A	99,056	55,663,529
Moody's	9,899	4,965,239
MSCI	16,423	9,471,801
NU Holdings Class A †	1,150,738	15,788,125
Popular	21,835	2,406,435
Primerica	3,016	825,389
Tradeweb Markets Class A	75,884	11,109,418
Visa Class A	86,182	30,598,919
XP Class A	106,269	2,146,634
		143,374,182
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare — 7.88%
AbbVie	44,213	$ 8,206,817
Alnylam Pharmaceuticals †	27,579	8,993,236
Dexcom †	69,255	6,045,269
Doximity Class A †	8,695	533,351
Eli Lilly & Co.	27,422	21,376,272
Exact Sciences †	28,502	1,514,596
Exelixis †	116,644	5,141,084
Halozyme Therapeutics †	150,712	7,840,038
IDEXX Laboratories †	9,933	5,327,465
Insmed †	46,465	4,676,238
Inspire Medical Systems †	24,899	3,231,143
Insulet †	34,920	10,971,166
Intuitive Surgical †	36,689	19,937,170
McKesson	557	408,159
Merck & Co.	69,174	5,475,814
Neurocrine Biosciences †	45,184	5,679,177
Penumbra †	18,260	4,686,064
Regeneron Pharmaceuticals	11,165	5,861,625
ResMed	31,177	8,043,666
UnitedHealth Group	14,526	4,531,676
Veeva Systems Class A †	62,292	17,938,850
Waters †	5,835	2,036,648
		158,455,524
Industrials — 6.43%
Acuity	19,975	5,959,341
Advanced Drainage Systems	32,579	3,742,024
Armstrong World Industries	39,389	6,398,349
Cintas	49,787	11,096,029
Copart †	51,443	2,524,308
Donaldson	30,358	2,105,327
EMCOR Group	6,659	3,561,833
ExlService Holdings †	6,986	305,917
FTAI Aviation	7,300	839,792
General Electric	55,857	14,377,033
HEICO	37,004	12,137,312
HEICO Class A	23,756	6,146,865
Howmet Aerospace	60,899	11,335,131
Johnson Controls International	32,146	3,395,261
Leonardo DRS	34,086	1,584,317
Lyft Class A †	491,957	7,753,242
Nordson	9,015	1,932,546
Trane Technologies	53,620	23,453,924
Vertiv Holdings Class A	40,724	5,229,369
Westinghouse Air Brake Technologies	25,724	5,385,319
		129,263,239
Information Technology — 45.62%
Amphenol Class A	69,127	6,826,291
Analog Devices	47,722	11,358,790
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Schedule of investments
Optimum Large Cap Growth Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Apple	823,562	$ 168,970,216
Applied Materials	92,692	16,969,124
AppLovin Class A †	18,296	6,405,064
Arista Networks †	98,160	10,042,750
ASML Holding	11,455	9,143,140
Atlassian Class A †	7,428	1,508,553
Broadcom	235,833	65,007,366
Cloudflare Class A †	61,910	12,123,835
Datadog Class A †	59,833	8,037,367
Docusign †	105,881	8,247,071
Dynatrace †	153,929	8,498,420
Fair Isaac †	10,052	18,374,654
Gartner †	8,694	3,514,289
Guidewire Software †	12,422	2,924,760
Intuit	3,537	2,785,847
Keyence	9,900	3,976,362
KLA	1,419	1,271,055
Lam Research	60,321	5,871,646
Lattice Semiconductor †	21,238	1,040,450
Marvell Technology	94,791	7,336,823
Microsoft	375,311	186,683,444
Monolithic Power Systems	3,170	2,318,475
Nutanix Class A †	39,686	3,033,598
NVIDIA	1,634,728	258,270,677
Okta †	52,100	5,208,437
Palantir Technologies Class A †	62,581	8,531,042
Pegasystems	12,276	664,500
QUALCOMM	8,225	1,309,913
Rubrik Class A †	48,992	4,389,193
Salesforce	55,062	15,014,857
ServiceNow †	17,487	17,978,035
Snowflake Class A †	8,926	1,997,371
Synopsys †	17,690	9,069,309
Workday Class A †	23,822	5,717,280
Zscaler †	53,425	16,772,244
		917,192,248
Materials — 0.91%
Anglogold Ashanti	67,127	3,058,978
Carpenter Technology	8,666	2,395,109
Ecolab	32,480	8,751,411
Southern Copper	40,299	4,077,050
		18,282,548
Real Estate — 0.09%
Simon Property Group	10,850	1,744,246
		1,744,246
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities — 0.20%
Vistra	20,291	$ 3,932,599
		3,932,599
Total Common Stocks (cost $1,148,205,433)		1,998,993,357

Exchange-Traded Fund — 0.23%
iShares Russell 1000 Growth ETF	10,516	4,464,883
Total Exchange-Traded Fund (cost $4,299,133)		4,464,883

Rights — 0.00%
Healthcare — 0.00%
ABIOMED =, †	15,699	16,013
Total Rights (cost $0)		16,013

Short-Term Investments — 0.55%
Money Market Mutual Funds — 0.55%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	2,778,033	2,778,033
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	2,778,033	2,778,033
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	2,778,032	2,778,032
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	2,778,032	2,778,032
Total Short-Term Investments (cost $11,112,130)		11,112,130

Total Value of Securities—100.21% (cost $1,163,616,696)		2,014,586,383
Liabilities Net of Receivables and Other Assets—(0.21%)		(4,132,706)
Net Assets Applicable to 79,210,491 Shares Outstanding—100.00%		$2,010,453,677
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

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=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
The following forward foreign currency exchange contracts were outstanding at June 30, 2025:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
MS	JPY	(194,663,700)	USD	1,335,408	9/26/25	$(30,035)
The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ETF – Exchange-Traded Fund
MS – Morgan Stanley
MSCI – Morgan Stanley Capital International
Summary of currencies:
JPY – Japanese Yen
USD – US Dollar

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